Revenue	12 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Revenue
13.	Revenue

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Sales of goods – transfer at a point in time	32,465,457	34,269,482	22,428,825	4,756,203